As filed with the Securities and Exchange Commission on December 30, 2008

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 54

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 54

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, California 92660-8842

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

FORWARD HITR FUND

PROSPECTUS

CLASS A SHARES

INVESTOR CLASS SHARES

INSTITUTIONAL CLASS SHARES

ADVISOR CLASS SHARES

December 30, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. It is a criminal offense to say otherwise.

Forward Funds, like other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

FORWARD HITR FUND

OBJECTIVE

The Forward HITR Fund seeks current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES - INVESTING IN INCOME PRODUCING ASSET CLASSES

The Fund seeks to maintain an allocation among various income producing asset classes (including REITS, convertible and preferred securities, master limited partnerships, corporate bonds, and common stocks) using relative valuation among the assets as the driver for the exposure level to the asset class. In addition, it uses the sophisticated valuation tools developed by the manager to further narrow the investment focus within the portfolio.

The Fund will invest principally in the following asset classes:

•	real estate investment trusts (REITs)

•	convertible and preferred securities

•	master limited partnerships

•	corporate bonds

•	dividend-yielding common stocks

The Fund may invest in debt securities with all maturities and credit ratings. The Fund may invest in equity securities of all market capitalizations. The Fund may invest in both domestic and foreign securities without limitation.

It is the strategy of the portfolio management team to purchase attractively-valued securities in these diverse asset classes and benefit from price appreciation. In addition, the portfolio management team seeks to purchase securities with attractive income-yielding characteristics that will also contribute to total return.

The manager’s strategy has disciplined aspects of both the top-down and bottom-up methods of portfolio construction. The top-down portion of the strategy looks at the overall relative valuations among the benchmarks that represent the major asset classes listed above. If the valuation among the asset classes were average, then each asset class would be allocated equally as a percentage of the portfolio value. Over-weights and under-weights to each asset class are functions of under-valuation or over-valuation on a relative basis. The bottom-up portion of the analysis combines elements fundamental analysis, earnings analysis, quantitative analysis, relative valuation analysis, price and volume analysis or duration, spread and yield curve analysis depending on the securities being evaluated.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD HITR FUND?

As with any mutual fund investment, an investment in the Forward HITR Fund may cause you to lose some or all of the money you invested. Because the securities in which

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FORWARD HITR FUND

the Fund invests may decrease in value, the net asset value of the Fund may decrease and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Allocation

The Fund will allocate its investments among the various asset classes. These investments are based upon judgments made by the manager, which many not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Discontinuance of Dividend Payments

Dividend payments may be reduced or eliminated by companies in the portfolio.

Convertible Securities

The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

Foreign Securities

The Fund may invest in foreign securities. Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable

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FORWARD HITR FUND

international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Debt Securities

The Fund may invest in short- and/or long-term debt securities. Debt securities in which the Funds may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

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FORWARD HITR FUND

Lower-Rated Debt Securities

The Fund may invest in lower-rated debt securities. Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”), which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

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FORWARD HITR FUND

Preferred Securities

Preferred securities act similar to bonds in that preferred shares are exposed to interest rate risk. When interest rates rise, preferred stock can decline in value. Preferred shares also tend to move more slowly to the upside than common stock. Most preferred shares are also callable, meaning the issuer can redeem the shares at any time. And finally, preferred shareholders generally do not enjoy the same voting privileges as the holders of common stock.

Real Estate Securities and REIT Risks

The Fund invests in real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Because the Fund invests in opportunities in the real estate industry, the Fund has certain risks associated with investments in entities focused on real estate activities.

The organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the real estate investment trust even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the real estate investment trust difficult. In addition, the performance of these types of investments can be affected by changes in the tax laws or failure to qualify for tax-free pass-through of income as well as events affecting the value of real estate.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Fund intends to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The value of equities that service the real estate business sector may also be affected by such risks.

Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks

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FORWARD HITR FUND

include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

Small Capitalization Stocks

The Fund may invest in equity securities of companies of any capitalization, including smaller companies. Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities or credit markets generally or particular industries represented in the securities or credit markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Market prices of securities are also affected by market liquidity, and in times of limited liquidity the market value of certain securities held by the Fund may go down, and the Fund may be limited in its ability to sell such securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Regulatory and Market Developments

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the funds themselves are regulated. Such legislation or regulation could diminish or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

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FORWARD HITR FUND

PERFORMANCE HISTORY

The Fund has not commenced operations as of the date of this prospectus and the Fund does not have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus.

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FORWARD HITR FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward HITR Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price.

Shareholder Fees: Fees paid directly from your investment*	Class A	Advisor Class	Investor Class	Institutional Class
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Advisor Class	Investor Class	Institutional Class
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees(1)	0.35%	N/A	0.25%	N/A
Shareholder Services Fees(2)	0.20%	0.20%	0.15%	N/A
Other Expenses(3)	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.93%	1.58%	1.78%	1.38%

*	Forward Funds charges a $30 fee for shareholders electing to receive redemption proceeds by wire.
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% and 0.25% of the Fund’s average daily net assets attributable to the Class A shares and Investor Class shares, respectively, may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.20% of the Fund’s average daily net assets attributable to Advisor Class shares and up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares may be used to pay shareholder servicing fees.
(3)	Other expenses are based on estimated amounts for the current fiscal year.

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FORWARD HITR FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward HITR Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A, Advisor Class, Institutional Class or Investor Class shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeem your shares would be:

	Class A	Advisor Class	Investor Class	Institutional Class
1 Year	$760	$161	$181	$140
3 Years	$1,146	$499	$560	$437

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to the Fund.

•	Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

•	Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include but are not limited to American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

•	Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

•	Warrants and Subscription Rights

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

•	When-Issued and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued and delayed-delivery basis. When a Fund agrees to purchase securities, the Fund’s custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account to cover its obligation. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield. A Fund may, however, sell a when-issued security prior to the settlement date.

•	Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

•	Certain Other Strategies

The Fund may directly purchase particular types of debt and equity securities, such as corporate debt securities, convertible securities, depositary receipts, loan participations and assignments, mortgage and other asset-backed securities, certificates of deposit and time deposits and commercial paper. The Fund may enter into repurchase and reverse repurchase agreements and dollar roll agreements. Please review the SAI if you wish to know more about these types of securities and their associated risks.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Forward Management, LLC (“Forward Management”) serves as investment advisor to each of the Forward Funds (collectively, “the Funds”). Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104.

Forward Management has the authority to manage the Funds in accordance with the investment objectives, policies and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has directly managed the assets of the Forward HITR Fund since its inception. Forward Management also provides the Funds with ongoing management supervision and policy direction. Forward Management has managed the Funds since September 1998 and the Funds are its principal investment advisory clients.

The Fund pays an advisory fee to Forward Management for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate of 0.85% based on the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of the Fund will be available in the Forward Funds’ semi-annual report for June 30, 2009.

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell, is the Chief Administrative Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since its inception.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisory Services, Inc. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since its inception.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001-July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment

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MANAGEMENT OF THE FUND

Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisor Services, Inc. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Fund since its inception.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001-July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995-2003, he was an Analyst with Putnam Lovell Securities, and from 1992-2004, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Fund since its inception.

The SAI contains additional information about portfolio manager compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

The Fund currently does not employ a sub-advisor but may do so in the future. Forward Management and Forward Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees of Forward Funds, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

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VALUATION OF SHARES

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for the Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of the Fund (and each Class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When you buy shares, you pay the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable contingent deferred sales charge (“CDSC”). The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of the Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. The Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st

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VALUATION OF SHARES

day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that the Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that the Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

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VALUATION OF SHARES

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of the Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount the Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because the Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, the Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

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PURCHASING SHARES

HOW TO BUY SHARES

You can open an account and make an initial purchase of shares of the Fund directly from the Fund. To open an account and make an initial purchase directly with the Fund, you can mail a check or other negotiable bank draft (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

After you have opened an account, you can make subsequent purchases of shares of the Fund directly from the Fund. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

You also can open an account and make an initial purchase and subsequent purchases of shares through a financial intermediary that has established an agreement with the Fund’s Distributor.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this Prospectus in conjunction with any such information you receive.

SHARE CLASSES

In this Prospectus, the Fund offers Class A, Advisor Class, Investor Class and Institutional Class shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares;
•	How much you intend to invest;
•	Total expenses associated with owning shares of each class; and
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Institutional Class Shares

Certain financial institutions, pension or 401(k) plans, or investment advisors or individuals purchasing $100,000 or more of shares of the Fund may elect to purchase

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PURCHASING SHARES

Institutional Class shares. Authorized firms may charge for certain shareholder services and should furnish clients who purchase Institutional Class shares with a schedule explaining the fees.

The Fund may waive or reduce the minimum investment requirement for Institutional Class shares under certain circumstances and conditions including, without limitation, shares purchased by officers, directors, trustees and employees of Forward Funds, Forward Management and their affiliates, and shares purchased by retirement plans that have $250,000 or more in plan assets.

Class A, Advisor Class and Investor Class Shares

Minimum Initial Investment Amount for Class A, Advisor Class and Investor Class Shares:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$ 500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for the Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Class A, Advisor Class and Investor Class Shares:

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

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PURCHASING SHARES

SALES CHARGES

•	Class A Shares

The maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above	0.00%	0.00%	up to 0.50%

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 0.50% of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Fund will use the first-in, first-out (“FIFO”) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2007 would be subject to the CDSC if they were redeemed on or prior to June 1, 2009. On or after June 2, 2009, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all

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PURCHASING SHARES

Class A shares of the Forward Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value of the total combined holdings reach a higher discount level.

3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level.

4.	Combined Purchase Privilege. Combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Funds, their transfer agent and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, the investor may not receive the breakpoints that would otherwise be available.

•	Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of the Fund may reinvest the proceeds of such sale in Class A shares of any of the Forward Funds within 120 days of the sale, and any

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PURCHASING SHARES

such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

•	Waiver of Initial Sales Charges for Class A Shares

The Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or Forward Management and their affiliates.
•	Clients of financial intermediaries using Forward Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management.
•	Advisory accounts managed by registered investment advisers or bank trust departments.
•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•	Certain qualified plans, including pension funds, endowments, and other institutional funds.
•	Financial intermediary supermarkets and fee-based platforms.

•	Waiver of CDSC for Class A Shares

The Fund may waive the imposition of a CDSC on redemptions of Class A shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

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PURCHASING SHARES

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $100.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

EXCHANGE PRIVILEGE

You can exchange your shares of the Fund with a money market fund or for shares of the same class of any of the other Forward Funds. Please check with Forward Funds to determine which money market funds are available.

There are no fees for exchanges. Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this Prospectus.

Before you decide to exchange shares, you should read the Prospectus information about the Fund or money market fund involved in your exchange. Exchanges are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Exchanges must be for amounts of at least $100. In order to make an exchange into a new account for Institutional Class shares, the exchange must satisfy the $100,000 minimum initial investment requirement. Once your exchange is received in proper form, it cannot be revoked. This exchange privilege is available only in U.S. states where shares of the Funds being acquired may legally be sold.

Forward Funds also reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. Forward Funds may terminate or change the terms of the exchange privilege at any time. In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders, and otherwise consistent with applicable regulations.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the

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PURCHASING SHARES

financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of the Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Fund.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account or redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in Forward

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PURCHASING SHARES

Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or call (800) 999-6809 to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

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REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Fund’s Distributor, Forward Funds or their agents and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

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REDEEMING SHARES

•	By Systematic Withdrawal

You may elect to have monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Forward Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Forward Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

If your account is bank ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

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REDEEMING SHARES

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if the Distributor deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

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POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Forward Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

28

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

29

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively the “Plans”) for the Class A and Investor Class shares of the Fund that allow the Fund to pay for the sale and distribution of its shares. The Fund may make payments under each Plan for the purpose of financing any activity primarily intended to result in the sale of shares. In addition, payments under each Plan may be made to banks and their affiliates and other institutions, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans the Fund may pay one or more persons or entities a fee at the annual rate of up to 0.25% and 0.35% of the Fund’s average daily net assets attributable to Investor Class shares and Class A shares, respectively, for services rendered and expenses borne in connection with the provision of distribution services with respect to the Investor Class, or Class A shares of the Fund.

In addition, Forward Funds has adopted a Shareholder Services Plan with respect to the Class A, Advisor Class and Investor Class shares of the Fund. Under the Shareholder Services Plan, the Fund is authorized to pay third party service providers for certain expenses incurred in connection with providing services to shareholders of each respective class. Payments under the Shareholder Services Plan for Class A shares are calculated daily and paid monthly at an annual rate not to exceed 0.20% of the average daily net assets attributable to the Class A shares of the Fund. Payments under the Shareholder Services Plan for the Investor Class shares are calculated daily and paid monthly at an annual rate not to exceed 0.15% of the average daily net assets attributable to the Investor Class shares of the Fund. Payments under the Shareholder Services Plan for the Advisor Class shares are calculated daily and paid monthly at an annual rate not to exceed 0.20% of the average daily net assets attributable to the Advisor Class shares of the Fund.

Because these fees are paid out of assets attributable to the Fund’s Class A, Advisor, and Investor shares on an on-going basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

OTHER PAYMENTS TO INTERMEDIARIES

Forward Management may enter into revenue sharing arrangements with selected financial intermediaries. Revenue sharing arrangements occur when Forward Management agrees to pay out of its own resources (that may include legitimate profits from providing advisory services to the Fund) to financial intermediaries cash compensation in addition to any sales charges, distribution fees, service fees or other expenses paid by the Fund or its shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Fund’s shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Fund. This compensation may be more or less than the overall compensation received by financial intermediaries with respect to other investment products and may influence financial intermediaries to present the Fund or make it available to their customers. You may ask your financial intermediary for more information about these payments.

30

DIVIDENDS AND TAXES

The Fund expects to declare and pay dividends of net investment income and capital gain distributions annually, if available. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809, or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state and local or foreign tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution generally will be the same for all of the Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;

•	Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends;

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate;

•

Distributions of earnings from non-qualifying dividends, interest income (including interest income from fixed-income securities), other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Fund will send shareholders tax reports detailing the tax status of any distributions for that year.

31

DIVIDENDS AND TAXES

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange the Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, the Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds intend to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Please see the SAI for additional tax information.

32

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds discloses all portfolio holdings of the Fund as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). The portfolio holdings for each month remain available on the web site for a minimum of six months following the date posted.

A description of Forward Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

GENERAL INFORMATION

You can obtain current price, yield and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809.

You should rely only on the information provided in this Prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this Prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

FINANCIAL HIGHLIGHTS

The Forward HITR Fund is newly organized and its shares have not previously been offered and therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

33

FORWARD FUNDS PRIVACY POLICY

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

34

FORWARD FUNDS

Forward HITR Fund

INVESTMENT ADVISOR

Forward Management, LLC

ADMINISTRATOR

ALPS Fund Services, Inc.

DISTRIBUTOR

ALPS Distributors, Inc.

COUNSEL

Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

CUSTODIAN

Brown Brothers Harriman & Co.

TRANSFER AGENT

ALPS Fund Services, Inc.

➢	Forward HITR Fund

WANT MORE INFORMATION?

You can find out more about the Fund by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports, when available, list the holdings of the Fund, describe the Fund’s performance, include the Fund’s financial statements, and discuss the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about the Fund and is considered a part of this Prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its portfolio holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809.

Or go to www.forwardfunds.com and download a free copy.

2.	Write to the Public Reference Section of the Securities and Exchange Commission (“SEC”) and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.
3.	Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.
4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

FORWARD FUNDS

433 California Street, 11th Floor

San Francisco, California 94104

(800) 999-6809

Forward HITR Fund

Statement of Additional Information

dated December 30, 2008

Forward Funds (“Forward Funds,” the “Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds and multiple series also known as the Accessor Funds. Only the Forward HITR Fund (the “Fund”) is discussed in this Statement of Additional Information (“SAI”). There is no assurance that the Fund will achieve its objective.

This SAI is not a Prospectus and should be read in conjunction with the Prospectus for the Fund, dated December 30, 2008, which has been filed with the Securities and Exchange Commission (“SEC”). A copy of the Prospectus for the Fund may be obtained free of charge by calling the Fund’s distributor at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds, one of which is discussed in this SAI, and multiple series known as the Accessor Funds.

This SAI pertains to Investor Class, Institutional Class, Advisor Class and Class A shares of the Fund.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUND

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Fund. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently four Trustees, three of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Age: 61	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1982 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1983 to present); Vice Chairman and Trustee of the William Saroyan Foundation (1992 to present) and President (2007 to present); Mr. Mardikian served as Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001) and Chairman and Director of SIFE Trust Fund (1978 to 2002). Trustee of the International House of UC Berkeley (2001 to present); Director of Near East Foundation (2005 to present); President of Foundation of City College San Francisco (2006 – present); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2006); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Board of Overseers of Hoover Institution (2006 – present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006).	32	None

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Donald O’Connor Age: 72	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	32	Trustee of the Advisors Series Trust (15) (1997 to present).

DeWitt F. Bowman Age: 78	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Principal, Pension Investment Consulting, a consulting company (1994 to present); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to present); Director RREEF America Fund, a real estate investment trust (1994 to 2006); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present); Trustee, PCG Private Equity Fund, a private equity fund of funds (1998 to present).	32	Trustee, Brandes Institutional International Fund (May 1995 to present); Director, RREEF America III REIT (December 2002 to Present); Trustee, Sycuan Funds (September 2003 to present); Trustee, Brandes Sep Man Acct Reserve Trust (February 2005 to present); PCG Private Equity Fund (March 1994 to present).

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
J. Alan Reid, Jr. **** Age: 46	President, Trustee	Since 2001+	Chief Executive Officer of Forward Management, LLC, an investment advisor (2001 to present); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to present); President and Director, ReFlow Fund, an investment services company (2001 to present); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Board of Trustees of Centerpoint, a public health and welfare organization (1997 to present).	32	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.
**	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.
***	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act. The parenthetical number represents the number of portfolios within a fund or fund complex.
****	Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Fund’s investment advisor, and holds other positions with an affiliate of the Trust.
+	Each Trustee, other than Mr. Bowman has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 433 California Street 11th Floor San Francisco, CA 94104 Age: 59	Treasurer, Forward Funds	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Mary Curran 433 California Street 11th Floor San Francisco, CA 94104 Age: 61	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 433 California Street 11th Floor San Francisco, CA 94104 Age: 60	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-2005).

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
**	Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

The Board of Trustees has established two standing committees in connection with their governance of the Fund: Audit and Nominating Committees. The Audit Committee consists of three members: Messrs. Bowman, Mardikian, and O’Connor. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2007 the Audit Committee convened four times.

The Nominating Committee consists of three members: Messrs. Bowman, Mardikian, and O’Connor. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2007, the Nominating Committee convened two times.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2007

INDEPENDENT TRUSTEES

Name of Trustee	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	A	D
Donald O’Connor	A	E
DeWitt F. Bowman	A	D

INTERESTED TRUSTEE:

Name of Trustee	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	A	E

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2007, no Trustee who is not an interested person of the Trust owned any securities of the Fund’s Investment Advisor, ALPS Distributors, Inc. (the “Distributor”) or their affiliates.

Trustee Compensation

The Trust pays each independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). The Funds also pay each independent Trustee $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee does not receive any compensation by the Funds. Officers of the Trust and Trustees who are affiliated persons of the Funds, their investment advisor or sub-advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ investment advisor or sub-advisors. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Funds(1)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(2)
J. Alan Reid, Jr. Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$60,500	$0	$0	$60,500
Donald O’Connor, Trustee	$43,500	$0	$0	$43,500
DeWitt F. Bowman, Trustee	$60,500	$0	$0	$60,500

*	Interested
(1)	Estimated for the Fund’s first full fiscal year.
(2)	The Fund Complex consists of the Trust, which currently consists of thirty-two series.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Fund’s portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between the Fund’s shareholders and its Investment Advisor, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information about the Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except in limited circumstances, as described below.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Fund or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

Forward Funds discloses the portfolio holdings of the Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end will be posted on the 21st day of the next succeeding month (or, if the 21st day is not a business day, then on the next business day). The portfolio holdings for each month will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Fund may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Fund, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)	the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become public information; and

(b)	the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Fund’s Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s Board of Trustees or Chief Compliance Officer.

The Board of Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefore. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	FactSet Research Systems Inc. - Daily for the Fund with no delay.

2.	Electra Information Systems Inc. - Daily for the Fund with no delay.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Fund’s custodian, fund accountants, investment advisor and sub-advisors, administrator, independent public accountants, attorneys, officers and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Fund or its duly authorized service providers may distribute the following information concerning the Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the information has been publicly disclosed (via the Fund’s website or otherwise):

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Fund may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Trading Desk Reports

The trading desks of the Fund’s Investment Advisor may periodically distribute lists of applicable investments held by their clients (including the Fund) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

Research Coverage

The Fund’s Investment Advisor may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Fund and securities which may be purchased for the Fund. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Fund or identify Fund position sizes.

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Fund’s shareholders and the Fund’s Investment Advisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the independent Trustees or a majority of a Board committee consisting solely of independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Fund, the Fund’s Investment Advisor will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Investment Advisor”) serves as the investment advisor for the Fund. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of the Fund and the Fund’s shareholders. Forward Management also provides the Fund with ongoing management supervision and policy direction.

Forward Management is a registered investment adviser under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. The ReFlow Forward Family Holding Company, LLC (“ReFlow Forward Family Holding Company”) holds approximately 90% of Forward Management’s ownership interest, with the balance held by employees. Gordon P. Getty is the Manager of the ReFlow Forward Family Holding Company, which was organized as a Delaware limited liability company on December 20, 2006.

Hiring Sub-Advisors without Shareholder Approval

The Fund currently does not employ a sub-advisor but may do so in the future. Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of Forward Funds, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Investment Management Agreement

The Fund pays an investment advisory fee, which is computed daily and paid monthly, at the annual rate of 0.85% based on the average daily net assets of the Fund.

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing the Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Fund pays its respective pro rata portion of the advisory fees payable by the Fund.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Fund with regard to the Fund’s investment of their assets in accordance with the Fund’s investment objectives, policies and limitations. In providing investment management services to the Fund, the Investment Advisor will: (a) make investment decisions for the Fund, including, but not limited to, the selection and management of investment sub-advisors for the Fund, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Fund, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Fund; (d) furnish to the Fund the services of its employees and agents in the management and conduct of the corporate business and affairs of the Fund; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Fund of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Fund), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Fund. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to the Fund’s portfolio securities, always subject to best execution. The Investment Management Agreement authorizes the Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in the Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the Fund.

All fees paid to the Investment Advisor by the Fund are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contracts for the Fund will be available in the Forward Funds’ semi-annual report for the period ended June 30, 2009.

Portfolio Manager

Forward Management, LLC:

The portfolio managers for the Fund are Jim O’Donnell, CFA, David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Ruff, Mr. Coleman, and Mr. Brewington managed as of September 30, 2008:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	9	$1776.32	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$1.7	0	$0

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$167.8	0	$0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$167.8	0	$0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$167.8	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman and Brewington consists of a fixed salary and bonus. The bonus payment is awarded quarterly based on levels of assets under management and pre-tax portfolio performance relative to benchmarks across one, three and five-year time periods. With respect to the Fund, the benchmark is a combination of the Citi MLP Total Return Index, NAREIT Composite Index, Lehman Convertible and Preferred Index and Russell 1000 Index, in equal proportions. In addition, they maintain an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios they manage.

As of December 30, 2008, none of the portfolio managers responsible for the day-to-day management of the Fund’s portfolio beneficially owned equity securities in the Fund.

Distributor

The Fund offers its shares to the public on a continuous basis. Shares of the Fund are distributed pursuant to a Distribution Agreement, dated as of September 30, 2005 (the “Distribution Agreement”), between the Trust, on behalf of the Forward Series, and the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 (the “Distributor”). The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds of the Forward Series. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund.

The Investment Advisor’s Codes of Ethics is designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s Codes of Ethics prohibits personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor. The Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Fund’s policy that proxies received by the Fund are voted in the best interest of the Fund’s shareholders. The Board of Trustees of the Fund have adopted Proxy Voting Policies and Procedures for the Fund that delegate all responsibility for voting proxies received relating to the Fund’s securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with PROXY GOVERNANCE (“Proxy Governance”) to handle administration and voting of these proxies and has directed Proxy Governance to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Proxy Governance’s recommendations. Proxy Governance’s stated mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by-company basis. Proxy Governance views proxy issues and provides recommendations in the context of company-specific metrics, taking into account a variety of relevant factors.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the Guidelines or the recommendations of Proxy Governance, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

Fund’s Proxy Voting Records

Information on how the Fund voted proxies relating to portfolio securities from inception through the period ended June 30, 2009 will be available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Fund’s administrator. As Administrator, AFS performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Fund. For its services as Administrator, the Fund pays AFS the greater of $70,000 or fees based on the average daily net assets of the Fund, accrued daily and payable monthly by the Fund at the following annual rate:

Average Net Assets	Annual Fee
Up to and including $1 billion	0.065%
In excess of $1 billion up to and including $3 billion	0.035%
In excess of $3 billion	0.030%

The Administration Agreement between the Fund and AFS was effective September 12, 2005. The Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

Pursuant to an Amended and Restated Transfer Agency and Services Agreement dated November 7, 2008 and effective as of December 1, 2008, AFS acts as transfer agent and dividend disbursing agent for the Fund. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

Other Service Providers

The Fund pays all expenses not assumed by the Investment Advisor or the Administrator. Expenses paid by the Fund include, but are not limited to: custodian, stock transfer and dividend disbursing fees and accounting and recordkeeping expenses; Rule 12b-1 fees and shareholder service fees pursuant to distribution or service plans; costs of designing, printing and mailing reports, Prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $125,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the series of the Trust known as the Forward Funds (each such series bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Fund.

Shareholder Distribution and Shareholder Service Plans

Distribution Plans

The Fund has adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A and Investor Class shares of the Funds (each a “Distribution Plan” and collectively, the “Distribution Plans”). The purpose of the Distribution Plans is to permit the Fund to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of the Fund or maintaining or improving services provided to Class A and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide a continuous cash flow, affording the Investment Advisor the ability to purchase and redeem securities without forcing the Investment Advisor to make unwanted sales of existing portfolio securities.

Under the Distribution Plan for the Class A shares of the Fund, the Fund pays the fees to the Distributor under the Distribution Plan on a monthly basis at an annual rate not to exceed 0.35% of the Fund’s average net assets attributable to Class A shares. Under the Distribution Plan for the Investor Class shares of the Fund, the Fund pays the fees to the Distributor on a monthly basis at an annual rate not to exceed 0.25% of the Fund’s average net assets attributable to Investor Class shares. Expenses acceptable for payment under the Distribution Plans include but are not limited to compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the Class A and Investor Class shares of the Fund, the printing of Prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to each Class of shares related to implementing and operating the Distribution Plan, providing information periodically to existing shareholders, forwarding communications from the Trust to shareholders, responding to inquiries from shareholders regarding their investment in the Funds, other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc., administrative services such as transfer agent and sub-transfer agent services for shareholders, aggregating and processing purchase and redemption orders for Fund shares, preparing statements for shareholders, processing dividend payments, providing sub-accounting services, receiving, tabulating and transmitting proxies executed by shareholders, and other personal services in connection with shareholder accounts. The Funds’ Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses.

Because the fees under the Distribution Plans are paid out of the Fund’s assets attributable to the Class A and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment in Class A or Investor Class shares and may cost you more than paying other types of sales charges.

Administration of the Distribution Plans is governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed. Continuance of each Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Distribution Plan or related arrangements (these Trustees are known as “Independent Trustees”), cast in person at a meeting called for that purpose. All material amendments to the Distribution Plan must be likewise approved by separate votes of the Trustees and the Independent Trustees. A Distribution Plan may not be amended in order to increase materially the costs which the Fund bears for distribution pursuant to the Distribution Plan without also being approved by a majority of the outstanding voting securities of a Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and a Distribution Plan and any agreement pursuant to a Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant Class, or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Distribution Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter. For administrative reasons, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

The Distributor may suspend or modify any of the Distribution Plans at any time. Payments are subject to the continuation of the Distribution Plans described above and the terms of service agreements between dealers and the Distributor.

The Fund participates from time to time in joint distribution activities. Fees paid under a Distribution Plan may be used to finance the distribution of one or more of the Forward Funds, and the expenses will be allocated on the relative net asset size of the Funds.

Shareholder Services Plan

The Fund also has a shareholder services plan, which is separate from the Distribution Plan described above, currently in effect with respect to the Class A, Advisor Class, Investor Class and Institutional Class shares of the Fund (the “Shareholder Services Plan”). The Trust intends to operate the Shareholder Services Plan in accordance with its terms. Under the Shareholder Services Plan, the Fund is authorized to pay to banks, brokers, dealers, administrators and other financial intermediaries or third party service providers a payment each month in connection with services provided to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly at an annual rate not to exceed 0.20% of the average daily net assets of the Fund attributable to Class A shares and Advisor Class shares and 0.15% of the average daily net assets of the Fund attributable to Investor Class shares.

Under the Shareholder Services Plan, ongoing payments may be made to participating organizations for services including, but not limited to, providing information periodically to existing shareholders, forwarding communications from the Trust to shareholders, responding to inquiries from shareholders regarding their investment in the Fund, other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc., administrative services such as transfer agent and sub-transfer agent services for shareholders, aggregating and processing purchase and redemption orders for Fund shares, preparing statements for shareholders, processing dividend payments, providing sub-accounting services, receiving, tabulating and transmitting proxies executed by shareholders, and other personal services provided in connection with shareholder accounts. Because fees under the Shareholder Services Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In the event the Shareholder Services Plan is terminated with respect to a Fund or Class of shares thereof in accordance with its terms, the obligations of the Fund to make payments pursuant to the Shareholder Services Plan with respect to the applicable Class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plan without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plan has been approved by the Trust’s Board of Trustees, including by the Independent Trustees. The Shareholder Services Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. The Shareholder Services Plan may be terminated as to a particular Class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in the Shareholder Services Plan of the Fund that would amend the Shareholder Services Plan or materially increase the expenses paid by the Fund requires approval by the Board of Trustees of the Fund, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements related to it, by a vote cast in-person.

Amounts paid under the Shareholder Services Plan are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plan in order to enable the Board to make an informed determination of whether the Shareholder Services Plan should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plan, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter. For administrative reasons, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Custody Fee Offset Agreement

The Advisor has entered into a Custody Fee Offset Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, for the benefit of the Fund. Pursuant to the Agreement, the Advisor and Sub-Advisors may

allocate brokerage transactions to BBH, and BBH will offset the commissions paid by the Fund for electronic orders against the custody-related fees for that Fund in a predetermined ratio. The Fund may benefit from the commission offset because credits generated will be used to offset the Fund’s custody expenses.

As discussed above, in placing orders for portfolio transactions for the Fund, the Advisor is generally required to give primary consideration to obtaining the most favorable price and execution available. Accordingly, the Advisor will execute transactions through BBH under the Agreement only if the Advisor believes the Fund can obtain best execution. If the Advisor does not believe the Fund can obtain best execution from BBH, there is no obligation to execute transactions through BBH. The Agreement is not intended to promote the distribution of Fund shares.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fund is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of the Fund may be changed by the Trust’s Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Fund. There can be no assurance that the investment objective of the Fund will be achieved.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following restrictions are fundamental policies of the Fund that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

As a matter of fundamental policy, the Forward HITR Fund:

1.	May not invest 25% or more of the total value of its assets in a particular industry.

2.	May borrow money or issue any senior security, only as permitted or to the extent not prohibited under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.	May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, each as may be amended from time to time, from purchasing, selling or entering into financial derivative or commodity contracts (including, but not limited to, futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, swap agreements, any interest rate, currency or securities-related hedging or derivative instrument, or any other derivative instruments), subject to compliance with any applicable provisions of the federal securities or commodities laws.

4.	May make loans, only as permitted or to the extent not prohibited under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	May not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a fund may be deemed to be an underwriter.

6.	May not purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

7.	May not purchase securities on margin, except for short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with the Fund’s investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to the Fund. From time to time, the Fund may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Fund may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Equity Securities

The Fund may invest in equity securities. Equity securities consist of exchange-traded, over-the-counter (“OTC”) and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The value of the Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

The Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against a rise in interest rates, although the Fund will participate in any declines in interest rates as well.

The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. The Fund will not invest more than 5% of its assets in any combination of inverse floater, interest only (“IO”), or principal only (“PO”) securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors.

Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loan that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some Mortgage Pass-Through Securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association or “GNMA”); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC or the FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund’s diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. The Fund will not invest more than 5% of its net assets in any combination of IO, PO or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Convertible Securities

The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objective.

In carrying out this policy, the Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Fund will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the Investment Advisor’s opinion. The Fund will only invest in investment-grade convertible securities (those rated in the top four categories by either S & P or Moody’s).

Securities Issued by Other Investment Companies

The Fund may invest in shares of other investment companies including exchange traded funds. The extent to which the Fund can invest in other investment companies is limited by federal securities law. The Fund indirectly will incur additional costs due to the duplication of expenses as a result of investing in other investment companies.

Real Estate Investment Fund Investments

The Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor does not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and does not intend to do so in the future.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”), which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Repurchase Agreements

Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Fund will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Fund will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund’s management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed- upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect the Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, the Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Fund to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Fund’s Advisor.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund’s Sub-Advisor. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Dividend Rolls

The Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Derivative Instruments

The Fund may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will maintain a segregated account consisting of assets determined to be liquid by its Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to avoid leveraging the portfolio of the Fund as described below.

The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its Advisor to correctly forecast interest rates and other economic factors. If a Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss. The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Swap Agreements

The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Options on Securities, Securities Indexes, Futures Contracts, Swap Contracts and Swap Indexes

The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps as defined above (see Swap Agreements) and swap indexes for hedging and non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

The Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by a fund is “covered” if the fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if the Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high-grade U.S. government securities in a segregated account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by the Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index and the changes in value of the Fund’s investment holdings being hedged.

The Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by the Fund, as well as the cover for options written by the Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable.

There are several risks associated with transactions in options on securities, futures or swaps index. For example, there are significant differences between the securities, futures or swaps markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Additional information on options on futures contracts is discussed below.

Futures Contracts and Options on Futures Contracts

The Fund may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates,; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Fund may also enter into OTC options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, the Fund and the Investment Advisor are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expect to earn taxable interest income on it initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transactions costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by segregating liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forward or futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth above under “Options on Securities, Securities Indexes and Futures.”

The Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Fund intends to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options on futures for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by the Fund for hedging purposes also depends upon the Investment Advisor’s ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

Illiquid Securities

The Fund may invest in illiquid or restricted securities if the Investment Advisor believes that they present an attractive investment opportunity. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Investment Advisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that a Sub-Advisor has determined to be liquid under procedures approved by the Board of Trustees).

The Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Short Sales

The Fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale (other than a short sale “against the box”), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Fund’s Investment Advisor or Sub-Advisor in accordance with procedures established by the Board of Trustees.

A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The lending Fund must receive 102% collateral in the form of cash or U.S. government securities to cover any loans. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Borrowing

The Fund may borrow up to 15% of the value of its total assets from banks for temporary or emergency purposes. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. The Fund may not engage in leveraging by means of borrowing which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Funds’ net asset values. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Debt Securities

The Fund may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by the Investment Advisor. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks, United States branches and subsidiaries of foreign banks and foreign branches of United States banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock.

Investments in corporate debt securities that are rated below investment grade (rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Rating Service (“S&P”)) are considered speculative with respect to the issuer’s ability to pay interest and repay principal. Rating agencies may periodically change the rating assigned to a particular security. While the Investment Advisor will take into account such changes in deciding whether to hold or sell a security, the Investment Advisor are not required to sell a security that is downgraded to any particular rating.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s net asset value. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher rated securities, high-risk, low rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Privatizations

The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Depositary Receipts

The Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of the Fund’s investment policies, the Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, the Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Fund’s investments in loan participations and assignments with limited marketability. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, the Fund’s rights against the borrower may be more limited than those held by the original lender.

Investment in Foreign and Developing Markets

The Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in this Fund should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the United States, but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

The Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

The Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by its Advisor, in accordance with procedures established by the Board of Trustees, in a segregated account to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes. The Fund may invest in options on foreign currencies, in foreign currency futures and options thereon, and in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates.

The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Investments in foreign securities and deposits with foreign banks or foreign branches of United States banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic and economic developments could adversely affect the Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security.

Certificates of Deposit and Time Deposits

The Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of one hundred million dollars ($100,000,000) (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation. Deposits in foreign banks may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with repayment of principal and payment of interest on such investments by the institution with whom the deposit is placed.

ReFlow

The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of the Sub-Advisors or Forward Management. In addition, ReFlow Management may not provide any information to Forward Management or the Sub-Advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Small Capitalization Securities

The Fund may invest in securities of smaller companies. While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Exchange Traded Fund (ETF)

ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although exchange traded funds are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

Exchange Traded Note (ETN)

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

HOLDRs

Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

PORTFOLIO TRANSACTIONS

The Investment Advisor is authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Fund. In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement, each Investment Advisor determines which brokers are eligible to execute portfolio transactions for the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and provide other services in addition to execution services. The Investment Advisor is prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect the Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the Securities Industry Regulatory Authority, Inc. and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Fund, the Investment Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor. In negotiating commissions with a broker, the Investment Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Fund or assist the Investment Advisor in carrying out its responsibilities to the Fund or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Fund’s portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by the Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund’s Investment Advisor. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by the Investment Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of the Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor. In the case of such “cross” transactions, the Investment Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Fund for such services in accordance with rules adopted by the SEC.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Other Purchase Information

For the Class A shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Fund’s broker-dealer network. The dealer concession is the same for all dealers. The Distributor may from time to time allow broker-dealers selling shares of the Fund to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the Securities Act of 1933, as amended.

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Fund. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Reduced Sales Charges for Class A Shares

Class A shares of the Fund may be purchased at a reduced sales charge as described below. Sales charges can be minimized in any of the following ways:

1.	Reach “Break Points”: Increase the initial Class A investment amount to reach a higher discount level, as described in the Prospectus.

2.	Right of Accumulation: An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for the investor’s next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)	The investor’s current purchase;

(ii)	The net asset value (valued at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor, and (b) all Class A shares of any other series fund of the Forward Funds which may be introduced and held by the investor; and

(iii)	The net asset value of all Class A shares owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.	Sign a Letter of Intent: Investors may purchase Class A shares of the Fund at a reduced sales charge by means of a written Letter of Intent (a “Letter”), which expresses the investor’s intention to invest a minimum of $25,000 of Class A shares of any Forward Fund within a period of 13 months. Upon the Fund’s receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder’s Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor’s option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see below) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, the escrow account will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased.

To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor’s dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Fund at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor’s dealer returns any excess commissions previously received.

Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Funds at (800) 999-6809 to receive the appropriate form.

4.	Combined Purchase Privilege: Investors may combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Forward Funds accounts eligible for aggregation. The investor must identify and provide information to Forward Funds or the investor’s financial intermediary, as applicable, regarding shares of Forward Funds held in all of the investor’s accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at Forward Funds or any other financial intermediary. Stated differently, the investor must identify to his or her registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Other Redemption Information

Telephone Redemption and Exchange Privileges

As discussed in the Fund’s Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

1.	Telephone redemption and/or exchange instructions received in good order before the pricing of the Fund on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there is a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling (800) 999-6809.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the Prospectus or herein.

4.	Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application. This address cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record) that can be processed within a 30-day period. (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in proper form, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Fund during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 Business Days.

The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Fund liquidates portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s Prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of the Fund’s shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for the Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time). It is the responsibility of the Financial Intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by Financial Intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Fund will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions and address of record.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor Custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Fund under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in Internal Revenue Service required disclosure statements, and the Custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Fund may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Fund at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Fund request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Fund reserve the right to invest the check in additional shares of the Fund at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Fund’s Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Fund, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

The Fund intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, the Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Fund’s distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Fund’s shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Fund’s investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

The Fund expects to declare and pay income dividends, if any, quarterly and capital gains distributions, if any, annually in December.

Dividends, including capital gain dividends, declared in November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by the Fund reduce the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2010 in the absence of Congressional action.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Further, any loss recognized on shares held less than six months will be disallowed to the extent of any exempt interest dividends that were received with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Fund generally will be required to withhold federal income tax, currently at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Funds elect to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures and Foreign Currency Forward Contracts; Straddle Rules

The Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. The Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. The Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options and forward contracts.

Certain transactions undertaken by the Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, the Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation - Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Fund accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Fund may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Fund may limit the extent to which the Fund will be able to invest in other investment companies.

Real Estate Investment Fund Investments

The Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and does not intend to do so in the future.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of The Fund intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

The Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of 32 portfolios described in separate Prospectuses and SAIs. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

As of December 30, 2008, no person owned of record or beneficially 25% or greater of the Fund’s outstanding voting securities or 5% or greater of any class of the Fund’s outstanding equity securities.

As of December 30, 2008, the Officers and Trustees owned, as a group, less than 1% of the outstanding equity securities of the Fund.

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Fund’s Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Fund will be kept informed of their investments in the Fund through annual and semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

BBH is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of the Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 4675 MacArthur Court, Suite 1400, Newport Beach, California 92660.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, acts as the independent registered public accounting firm for the Fund.

FINANCIAL STATEMENTS

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)	Amended and Restated By-Laws of the Registrant, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 39 to this Registration Statement filed with the Commission on February 15, 2007.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to: (i) the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), the Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), the Forward Opportunities Fund (formerly known as the Forward Emerald Opportunities Fund), the Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), the Forward International Equity Fund, the Forward Mini-Cap Fund (formerly known as the Forward Hoover Mini-Cap Fund), the Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Progressive Real Estate Fund (formerly known as the Forward Uniplan Real Estate Investment Fund), the Sierra Club Stock Fund, the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Forward Asia Ex-Japan Equities Fund and the Forward Eastern Europe Equities Fund (collectively the “Forward Series of the Registrant”); and (ii) the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund (collectively the “Accessor Series of the Registrant”), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Opportunities Fund, the Forward Emerging Markets Fund, the Forward HITR Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Progressive Real Estate Fund, the Sierra Club Stock Fund, the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Forward Asia Ex-Japan Equities Fund and the Forward Eastern Europe Equities Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

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(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Frontier Markets Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund, incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund, the Forward Growth Fund and the Forward Opportunities Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(8)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover dated as of July 1, 2005 and amended and restated on January 3, 2006 with respect to the Forward Mini-Cap Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. (“Uniplan”) dated as of July 1, 2005 with respect to the Forward Progressive Real Estate Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols Asset Management Inc. (“Netols”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(11)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge Partners, LLC (“Riverbridge”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(12)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga Capital Advisors, LLC (“Conestoga”) dated as of January 2, 2008 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

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(d)(13)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. dated as of July 1, 2005 and amended and restated on September 1, 2006 with respect to the Sierra Club Equity Income Fund, incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 39 to this Registration Statement filed with the Commission on February 15, 2007.

(d)(14)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(15)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Piedmont Investment Advisors, LLC (“Piedmont”) dated as of July 11, 2007 with respect to the Forward Large Cap Equity Fund, incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(d)(16)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(17)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management Limited dated December 26, 2007 with respect to the Forward Asia Ex-Japan Equities Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(18)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management Limited dated December 26, 2007 with respect to the Forward Eastern Europe Equities Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(19)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Accessor Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(20)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Investment Management Inc. (“First Western”) dated September 1, 2008 with respect to the Accessor High Yield Bond Fund, incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(21)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“Pacific Investment”) dated September 1, 2008 with respect to the Accessor Intermediate Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(22)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant Management, Inc. dated September 1, 2008 with respect to the Accessor Limited Duration U.S. Government Fund, incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(23)	Form of Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. dated September 1, 2008 with respect to the Accessor Mortgage Securities Fund, incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

3

(d)(24)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC dated September 1, 2008 with respect to the Accessor Short-Intermediate Fixed-Income Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(25)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital Management and Equity Research, Inc. dated September 1, 2008 with respect to the Accessor Small To Mid Cap Fund, incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(26)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant Management, Inc. dated September 1, 2008 with respect to the Accessor Total Return Fund, incorporated by reference to Exhibit (d)(26) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(27)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC dated September 1, 2008 with respect to the Accessor Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Amended Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors, dated November 7, 2008, with respect to the Forward Series of the Registrant, filed herewith.

(e)(2)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“SEI”) dated as of August 14, 2008, with respect to the Accessor Series of the Registrant, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”), with respect to the Forward Series of the Registrant, dated as of June 30, 2005 with respect to the Predecessor Funds, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, with respect to the Forward Series of the Registrant and to the Accessor Series of the Registrant, dated October 3, 2008, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(g)(1)(c)	Form of Amended Appendix A to the Custodian Agreement between the Registrant and BBH, with respect to the Forward Series of the Registrant and to the Accessor Series of the Registrant, filed herewith.

(h)(1)(a)	Fund Accounting and Administration Agreement between the Registrant and ALPS Mutual Funds Services, Inc., now known as ALPS Fund Services, Inc. (“ALPS”) dated as of September 12, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

4

(h)(1)(b)	Addendum to Fund Accounting and Administration Agreement between the Registrant and ALPS dated as of September 1, 2006, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(1)(c)	Second Addendum to Fund Accounting and Administration Agreement between the Registrant and ALPS dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(1)(d)	Amended Appendix A to the Fund Accounting and Administration Agreement between the Registrant and ALPS, dated November 7, 2008, with respect to the Forward Series of the Registrant, filed herewith.

(h)(1)(e)	Amended Appendix C to the Fund Accounting and Administration Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant, with respect to the Forward Series and the Accessor Frontier Markets Fund, and ALPS dated as of November 7, 2008, filed herewith.

(h)(2)(b)	Transfer Agent Services Agreement between the Advisor and ALPS Fund Services, Inc., dated December 8, 2008, filed herewith.

(h)(3)	Transfer Agency and Services Agreement between the Registrant and the Advisor dated as of September 1, 2008, with respect to the Accessor Series of the Registrant (except the Accessor Frontier Markets Fund), incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(4)(a)	Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of September 12, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(h)(4)(b)	Addendum to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of September 1, 2006, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(4)(c)	Second Addendum to Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(c) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(4)(d)	Amended Schedule I to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, dated November 7, 2008, filed herewith.

(h)(4)(e)	Revised Exhibit A-1 and Exhibit B-1 to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(e) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

5

(h)(5)	Amended and Restated Shareholder Services Plan for the Class A, Class C, Investor Class, Advisor Class and Institutional Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, Forward Asia Ex-Japan Equities Fund, the Forward Eastern Europe Equities Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Progressive Real Estate Fund, the Sierra Club Stock Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund and the Forward HITR Fund, incorporated by reference to Exhibit (h)(5)(b) to Post-Effective Amendment No. 53 to this Registration Statement filed with the Commission on December 15, 2008.

(h)(6)(a)	Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(6)(b)	Administrative Services Plan for Advisor Class, Investor Class, A Class and C Class shares of the Accessor U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Equity Fund (Investor Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(a) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(b)	Expense Limitation Agreement for the Forward International Equity Fund (Institutional Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(b) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(c)	Expense Limitation Agreement for the Forward International Equity Fund (Class A shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(c)to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(d)	Expense Limitation Agreement for the Forward International Equity Fund (Class C shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(d) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(e)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(e) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008

(h)(7)(f)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Institutional Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(f) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008

(h)(7)(g)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Class A shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(g) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(h)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Class C shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(h) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

6

(h)(7)(i)	Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(j)	Expense Limitation Agreement for the Forward Legato Fund (Institutional Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(j) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(k)	Expense Limitation Agreement for the Forward Legato Fund (Class A shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(k) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(l)	Expense Limitation Agreement for the Forward Legato Fund (Class C shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(l) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(m)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(m) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(n)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Institutional Class shares) May 1, 2008, incorporated by reference to Exhibit (h)(5)(n) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(o)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(o) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(p)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(p) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(q)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(q) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(r)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(r) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(s)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(s) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(t)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(t) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(u)	Expense Limitation Agreement for the Forward Asia Ex-Japan Equities Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(u) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(v)	Expense Limitation Agreement for the Forward Asia Ex-Japan Equities Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(v) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

7

(h)(7)(w)

Expense Limitation Agreement for the Forward Asia Ex-Japan Equities Fund (Class A shares) dated

May 1, 2008, incorporated by reference to Exhibit (h)(5)(w) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(x)

Expense Limitation Agreement for the Forward Asia Ex-Japan Equities Fund (Class C shares) dated

May 1, 2008, incorporated by reference to Exhibit (h)(5)(x) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(y)

Expense Limitation Agreement for the Forward Eastern Europe Equities Fund (Investor Class shares) dated

May 1, 2008, incorporated by reference to Exhibit (h)(5)(y) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(z)	Expense Limitation Agreement for the Forward Eastern Europe Equities Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(z) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(aa)

Expense Limitation Agreement for the Forward Eastern Europe Equities Fund (Class A shares), dated

May 1, 2008, incorporated by reference to Exhibit (h)(5)(aa) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(bb)

Expense Limitation Agreement for the Forward Eastern Europe Equities Fund (Class C shares) dated

May 1, 2008, incorporated by reference to Exhibit (h)(5)(bb) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(cc)	Expense Limitation Agreement for the Forward Mini-Cap Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(cc)to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(dd)	Expense Limitation Agreement for the Forward Mini-Cap Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(dd) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(ee)	Expense Limitation Agreement for the Forward Mini-Cap Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(ee) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(ff)	Expense Limitation Agreement for the Forward Mini-Cap Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(ff) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(gg)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(gg) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(hh)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(hh) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(ii)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(ii) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(jj)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(jj) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

8

(h)(8)	Compliance Support Services Agreement between the Registrant and the Advisor dated as of September 1, 2008, incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, filed herewith.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund - Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(m)(2)	Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund - Class A shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(m)(3)(a)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of Forward Emerging Markets Fund, the Forward International Equity Fund, Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Progressive Real Estate Fund and the Sierra Club Stock Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Progressive Real Estate Fund, the Sierra Club Stock Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Asia Ex-Japan Equities Fund, the Forward Eastern Europe Equities Fund and the Forward HITR Fund, filed herewith.

(m)(4)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund and the Sierra Club Stock Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, the Forward Mini-Cap Fund, Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Progressive Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Sierra Club Stock Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund, the Forward Asia Ex-Japan Equities Fund, the Forward Eastern Europe Equities Fund and the Forward HITR Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(m)(5)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

9

(m)(5)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Progressive Real Estate Fund, the Sierra Club Stock Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Asia Ex-Japan Equities Fund and the Forward Eastern Europe Equities Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(m)(6)(a)	Distribution and Service Plan for A Class and C Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(m)(6)(b)	Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(n)	Multiple Class Plan pursuant to Rule 18f-3, incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 53 to this Registration Statement filed with the Commission on December 15, 2008.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(p)(4)	Amended Code of Ethics of Hoover, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

(p)(5)	Code of Ethics of Uniplan, incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Code of Ethics of Conestoga incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(7)	Amended Code of Ethics of Netols, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(8)	Code of Ethics of Riverbridge, incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

10

(p)(9)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(10)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(11)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(12)	Code of Ethics of Piedmont, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(13)	Code of Ethics of Smith Asset, incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(14)	Code of Ethics of First Western Investment Management Inc., incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(15)	Code of Ethics of Pacific Investment Management Company LLC, incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(16)	Code of Ethics of Pennant Management, Inc., incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(17)	Code of Ethics of Blackrock Financial Management, Inc., incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(18)	Code of Ethics of Los Angeles Capital Management and Equity Research, Inc., incorporated by reference to Exhibit (p)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(19)	Code of Ethics of Acadian Asset Management LLC, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(20)	Code of Ethics of SEI Investments Distribution Co., incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(q)	Powers of Attorney, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees” in Part B hereof.)

ITEM 25. INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), attached as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, attached as Exhibit (b) to Post-Effective Amendment No. 39 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and

11

(b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, with respect to the Forward Series of the Registrant, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Distribution Agreement between the Registrant and SEI, with respect to the Accessor Series of the Registrant, limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., President	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	President and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	President and Director, investment services company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, General Counsel and Secretary	Forward Funds 433 California Street Suite 1100 San Francisco, CA 94104	2004 to June 2006	Chief Compliance Officer, registered investment company

12

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	July 2005 – August 2007	Chief Compliance Officer, investment services company

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, Director	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

13

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

	PCX Holdings, Inc. 115 Sansome Street San Francisco, CA 94104	August 2002 to March 2006	Chief Strategist/Lead Strategy Consultant, United States regional securities exchange

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

14

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd	ongoing	Director

	NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS	Since May 8, 2007	Director

Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director

Gavin Sharpe

Helvea Limited

5 Royal Exchange Buildings

London

EC3V 3NL

Pictet (London) Ltd

Pictet Administration Services Ltd

Pictet Asset Management SA

Pictet Asset Management Ltd

Pictet Investment Company Limited

		ongoing	Chief Financial Officer and Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

15

	Morley Fund Management Intl. Inc. 1 Poultry, London EC2R 8EJ	To June 24, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations

Nicholas Mustoe	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Caduceus Estates Limited

Hermes Asset Management Limited

Hermes Focus Asset Management Europe Ltd

Hermes Focus Asset Management Limited

Hermes Investment Management Limited

Hermes Pensions Management Limited

Hermes Real Estate Investment Management Ltd

Leconport Estates

Leconport Properties

HCIF Index Sub Fund Limited

Hermes Absolute Return Fund (Guernsey) Limited

Hermes Commodities Investment Fund Limited

MEPC (1946) Limited

MEPC Limited

Addresses unknown – previous company

		To May 31, 2006	Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment

Marc Briol	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Chief Operating Officer

Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director and Chief Investment Architect and Product Manager

Gavin Sharpe

Helvea Limited

5 Royal Exchange Buildings

London

EC3V 3NL

Pictet (London) Ltd

Pictet Administration Services Ltd

Pictet Asset Management SA

Pictet Asset Management Ltd

Pictet Investment Company Limited

		ongoing	Director and Chief Financial Officer

16

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

	Morley Fund Management Intl. Inc. 1 Poultry, London EC2R 8EJ	To June 24, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

Forward Uniplan Advisors, Inc. performs investment advisory services for Registrant. The directors and officers of Forward Uniplan Advisors, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Richard Imperiale President	Uniplan Consulting, LLC	1998 to present	Managing Director, real estate investment consulting company

	Inland Retail Real Estate Investment Trust	January 2002 to February 2007	Chairman of the Board, Real Estate Investment Trust

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Netols Asset Management, Inc. performs investment advisory services for Registrant. The directors and officers of Netols Asset Management, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Jeffrey W. Netols President and Portfolio Management	None

Riverbridge Partners, LLC performs investment advisory services for Registrant. The partners of Riverbridge Partners, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Mark Thompson Principal	None

Rick Moulton Principal	None

John Peyton Principal	None

Robert Hensel Principal	None

Philip Dobrzynski Principal	None

Andrew Turner Principal	None

Dana Feick Principal	None

Conestoga Capital Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Conestoga Capital Advisors, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
William C. Martindale, Jr. Managing Partner	None

W. Christopher Maxwell Managing Partner	Maxwell Associates 20561 Rock Hall Avenue, Suite 6 Rock Hall, MD 21661	Since January 1, 1997	Principal, Consulting Services, Consulting to Investment Management Firms

18

Robert M. Mitchell Managing Partner	None

Duane R. D’Orazio Managing Partner	None

Mark S. Clewett Director - Institutional Sales and Client Service	Delaware Investments 1 Commerce Square Philadelphia, PA 19103	January 1, 1997 – December 31, 2005	Senior Vice President, Institutional Sales, Investment Management

Piedmont Investment Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Piedmont and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Isaac H. Green, President	None

Bert Collins	North Carolina Mutual Life Insurance Company 411 West Chapel Hill Street Durham, NC 27701	12/31/04 – present	Chairman, Board Member, Insurance Business

Dawn Alston Paige, Sr. V.P. Piedmont	None

Andrew Silton	AMS Financial Consulting Services, LLC 301 Highgrove Drive Chapel Hill, NC 27516	02/05 – present	President, Board Member, Consulting Services

Victor Hymes	Legato Capital Management, LLC 433 California Street, 11 th Floor San Francisco, CA 94104	02/28/07 – present	President, Board Member, Strategic Advisory Services

Charles L. Curry, Sr. V.P. Piedmont	None

Sumali Sanyal, Sr. V.P. Piedmont	None

Zaid Abdul-Aleem, V.P. Piedmont	None

Clarissa Parker, V.P. Piedmont	None

19

Della-Hood Laster, V. P. Piedmont	None

Dina Falzon, V.P. Piedmont	None

Marion P. White, V.P. Piedmont	None

Tonita F. Lipscomb, S.V.P. Piedmont	None

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	Bear Stearns & Co. Inc. 383 Madison Avenue New York, NY 10179	January 2004 - March 2004	Managing Director, Investment Banking - Municipal Finance

Guy J. Benstead, Partner	Bear Stearns & Co. Inc. 383 Madison Avenue New York, NY 10179	January 2004 - March 2005	Managing Director, Institutional Fixed-Income Sales

Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors, officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, Portfolio Manager	None

Blake H. Estess, Managing Director	None

First Western Investment Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Scott Wylie, Chief Executive Officer, President & Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chairman & Chief Executive Officer

Warren Olsen, Chairman & Chief Investment Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chief Investment Officer

20

Hudson Mead, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Senior Trust Officer

Karen Post, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Vice President

Julie Courkamp, Treasurer & Controller	None

Ryan Trigg, Corporate Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Finance & Corporate Secretary

Karen Garcia, Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Trust Operations and Technology

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name and Title*	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Brent Harris, Managing Director	Harris Holdings 3077 NW St. Helens Road Portland, OR 97201	1981-present	Director (strategic consulting oil operating company)

Jay Jacobs, Managing Director	Jacobs Farms LLC 119 N. Main St. Fayette, MO 65248	1992-present	Partner (agricultural company – owns land and rents to farmers)
	Commerical Trust Co. Harris Taubman Financial Corporation 119 N. Main St. Fayette, MO 65248	ongoing	President & Director (commercial bank/holding company)

James Muzzy, Managing Director	Orange County Museum of Art 8540 San Clemente Dr. Newport Beach, CA 92660	1998-present	Volunteer Trustee (art museum/charitable organization)

*	The above list is not comprehensive. The list contains only directors for the firm who are representatives of Allianz Global Investor’s Distributors, LLC.

Pennant Management, Inc. performs investment advisory services for Registrant. The directors and officers of Pennant and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Roger Weston, Vice Chairman	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Chairman

	Blackwell Partners LLC	ongoing	Manager

Todd Johnson, Chairman	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Vice Chairman

	ALJ Family Limited Partnership	ongoing	Manager

	PB Properties LLC	ongoing	Manager

21

Michael Welgat, Executive Vice President & Director	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Chief Executive Officer, President & Director

	GreatBanc Trust Co., Lisle, IL	ongoing	Chief Executive Officer, President & Chairman

	Salem Trust Co., Deerfield Beach, FL	ongoing	Executive Vice President & Chairman

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Chairman

	Waretech, Inc., Chesterton, IN	ongoing	Chairman

Mark Elste, President, Chief Executive Officer, Chief Investment Officer & Director	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Executive Vice President, Chief Investment Officer, Chief Operating Officer & Director
	GreatBanc Trust Co., Lisle, IL	ongoing	Executive Vice President, Chief Investment Officer, Chief Operating Officer & Vice Chairman
	Salem Trust Co., Deerfield Beach, FL	ongoing	Executive Vice President, Chief Investment Officer & Vice Chairman
	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Chief Executive Officer & Vice Chairman
	Waretech, Inc., Chesterton, IN	ongoing	Vice Chairman

Brad Rinsem, Risk Management Officer & Secretary	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Risk Management Officer & Secretary
	GreatBanc Trust Co., Lisle, IL	ongoing	Risk Management Officer & Secretary
	Salem Trust Co., Deerfield Beach, FL	ongoing	Chief Executive Officer, President, Chief Operating Officer, Risk Management Officer & Secretary
	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	President, Chief Operating Officer, Risk Management Officer & Secretary
	Waretech, Inc., Chesterton, IN	ongoing	Risk Management Officer & Secretary

Gregory Beard, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

John Culhane, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

22

Pam Dix, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

James Habanek, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

Linda Jelinek, Senior Vice President, Director of Human Resources & Assistant Treasurer	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer
	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer
	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer
	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer
	Waretech, Inc., Chesterton, IN	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer

Jay Kaun, Executive Vice President, Chief Operating Officer & Treasurer	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Treasurer
	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President & Treasurer
	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President & Treasurer
	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Treasurer
	Waretech, Inc., Chesterton, IN	ongoing	Treasurer

Mary Krause, Director of Internal Audit	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Director of Internal Audit

	GreatBanc Trust Co., Lisle, IL	ongoing	Director of Internal Audit

	Salem Trust Co., Deerfield Beach, FL	ongoing	Director of Internal Audit

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Director of Internal Audit

	Waretech, Inc., Chesterton, IN	ongoing	Director of Internal Audit

23

Lauren McAfee, Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary
	GreatBanc Trust Co., Lisle, IL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary
	Salem Trust Co., Deerfield Beach, FL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary
	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary
	Waretech, Inc., Chesterton, IN	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary
	McAfee Investments LLC	ongoing	Manager

Janet McLaughlin, Vice President & Controller	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Vice President & Controller

	GreatBanc Trust Co., Lisle, IL	ongoing	Vice President & Controller

	Salem Trust Co., Deerfield Beach, FL	ongoing	Vice President & Controller

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Vice President & Controller

	Waretech, Inc., Chesterton, IN	ongoing	Vice President & Controller

Jason Mikolanis, Technology Security Officer	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Technology Security Officer

	GreatBanc Trust Co., Lisle, IL	ongoing	Technology Security Officer

	Salem Trust Co., Deerfield Beach, FL	ongoing	Technology Security Officer

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Technology Security Officer

	Waretech, Inc., Chesterton, IN	ongoing	Technology Security Officer

24

Jana Owen, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

David Trotter, Investment Officer	GreatBanc Trust Co., Lisle, IL	ongoing	Investment Officer

	Salem Trust Co., Deerfield Beach, FL	ongoing	Investment Officer

Chris Weber, Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Vice President

	Salem Trust Co., Deerfield Beach, FL	ongoing	Vice President

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	ongoing	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	ongoing	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	Chief Financial Officer and Managing Director

25

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	ongoing	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	ongoing	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	ongoing	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	General Counsel, Managing Director and Secretary

26

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	ongoing	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	ongoing	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	ongoing	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	ongoing	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	ongoing	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	ongoing	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Funding International, Ltd., New York, NY	ongoing	Director

	BlackRock Equity-Bond Funds, Wilmington, DE	ongoing	Director/Trustee

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Chief Executive Officer and Director

27

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock International Holdings, Inc., New York, NY	ongoing	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Chairman and Chief Executive Officer

	State Street Research & Management Company, Boston, MA	ongoing	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	ongoing	Director

	SSRM Holdings, Inc., Boston, MA	ongoing	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	ongoing	President and Director

	BlackRock, Inc., New York, NY	ongoing	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	ongoing	President

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	President and Director

	BlackRock Closed-End Funds, Wilmington, DE	ongoing	President and Trustee

28

	BlackRock Funding, Inc., Wilmington, DE	ongoing	President and Director

	BlackRock Funding International, Ltd., New York, NY	ongoing	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	ongoing	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	President and Director

	BlackRock International Holdings, Inc., New York, NY	ongoing	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	President and Director

	BlackRock Realty Advisors, Inc. Florham Park, NJ	ongoing	Director

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	President and Director

	Carbon Capital III, Inc. New York, NY	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	President and Director

	State Street Research Investment Services, Inc., Boston, MA	ongoing	Director

	SSRM Holdings, Inc., Boston, MA	ongoing	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	ongoing	Vice Chairman and Director

	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

29

BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock Cayco Limited, Cayman Islands	ongoing	Director

BlackRock Cayman Company, Cayman Islands	ongoing	Director

BlackRock Cayman Newco Limited, Cayman Islands	ongoing	Director

BlackRock Finco, LLC, Wilmington, DE	ongoing	Director

BlackRock Finco UK, Ltd., London, England	ongoing	Director

BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock Funding International, Ltd. Cayman Islands	ongoing	Director

BlackRock Holdco Limited, Cayman Islands	ongoing	Director

BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

30

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman and Director

	BlackRock UK 1 LP, London, England	ongoing	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	ongoing	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

31

	BlackRock US Newco, Inc., New York, NY	ongoing	Vice Chairman

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., New York, NY	ongoing	Vice Chairman

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

32

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., New York, NY	ongoing	Vice Chairman

	Anthracite Capital Inc. New York, NY	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	ongoing	Vice Chairman, Chief Operating Officer and Director

33

	BlackRock, Inc., New York, NY	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	ongoing	Director

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

34

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	ongoing	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

35

BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Chairman and Director

BlackRock Investment Management (Australia) Limited, Victoria, Australia	ongoing	Director

BlackRock Investment Management International Limited, London, England	ongoing	Chairman and Director

BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

BlackRock Investment Management (UK) Limited, London, England	ongoing	Director

BlackRock Jersey Holdco Limited, Jersey	ongoing	Director

BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

BlackRock UK 1 LP, London, England	ongoing	Vice Chairman

BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman

Grosvenor Ventures Limited, London, England	ongoing	Director

Grosvenor Alternate Partner Limited, London, England	ongoing	Director

State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

36

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

Los Angeles Capital Management and Equity Research, Inc. performs investment advisory services for Registrant. The directors and officers of Los Angeles Capital and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Thomas D. Stevens, Chairman	None

Hal Reynolds, Chief Investment Officer	None

David Borger, Director of Research	None

Stuart Matsuda, Director of Trading	None

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

37

Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers

Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser)

2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC

Old Mutual Asset Management Trust Company (a trust company)

		ongoing	Affiliated Directorships

Thomas Turpin, Member of Board of Managers	Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and Director Larch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company (a trust company) 2100 Capital Group LLC (an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)	ongoing	Affiliated Directorships

38

Stephen Clarke, Member of Board of Managers	Senior Vice President, Relationship Manager-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser) Lincluden Management Limited (an investment adviser)	ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

ITEM 27. PRINCIPAL UNDERWRITERS

(a) As it pertains to the Forward Series of the Registrant, the sole principal underwriter for each series is ALPS Distributors, which acts as distributor for the Forward Series of the Registrant and the following other funds: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., HealthShares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

As it pertains to the Accessor Series of the Registrant, the sole principal underwriter for each series is SEI, which acts as distributor for the Accessor Series of the Registrant and the following other funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Oak Associates Funds, CNI Charter Funds, iShares Inc., iShares Trust, Optique Funds, Inc., Causeway Capital Management Trust, Barclays Global Investors Trust, SEI Opportunity Fund, LP, The Arbitrage Funds, The Turner Funds, ProShares Trust, Community Reinvestment Act Qualified Investment Fund, SEI Alpha Startegy Portfolios LP, TD Asset Management USA Funds, and SEI Structured Credit Fund, LP.

SEI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. SEI is located at 1 Freedom Valley Drive, Oaks, PA 19456.

39

(b) As it pertains to the Forward Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of ALPS Distributors, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Specer Hoffman	Director	None
Thomas A. Carter	President, Director	None
John C. Donaldson	Vice President, Chief Financial Officer	None
Robert J. Szydlowski	Vice President, Chief Technology Officer	None
Diana Adams	Vice President, Controller, Treasurer	None
Tané T. Tyler	Vice President, General Counsel, Secretary	None
Bradley J. Swenson	Vice President, Chief Compliance Officer	None
Kevin J. Ireland	Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Vice President, National Sales Director - Investments	None

*	C/O ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

As it pertains to the Accessor Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of SEI, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer & Treasurer	None
Thomas Rodman	Chief Operations Officer	None
John C. Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert McCarthy	Vice President	None
Robert Silvestri	Vice President	None
Michael Farrell	Vice President	None

*	C/O SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456

(c) As it pertains to the Forward Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

As it pertains to the Accessor Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by SEI, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

40

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

As it pertains to the Forward Series of the Registrant, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder and the records relating to the duties of the Registrant’s transfer agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203. Records relating to the duties of the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

As it pertains to the Accessor Series of the Registrant, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant’s custodian are maintained by State Street, State Street Financial Center, One Lincoln Street, Boston, MA 02111. Records relating to the duties of the Registrant’s distributor and fund accounting agent are maintained by SEI, 1 Freedom Valley Drive, Oaks, PA 19456. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

41

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 30th day of December, 2008.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE		TITLE	DATE

	/s/ J. ALAN REID, JR.	President and Trustee	December 30, 2008
J. Alan Reid, Jr.

	/s/ HAIG G. MARDIKIAN*	Trustee	December 30, 2008
Haig G. Mardikian

	/s/ DONALD O’CONNOR*	Trustee	December 30, 2008
Donald O’Connor

	/s/ DEWITT F. BOWMAN*	Trustee	December 30, 2008
DeWitt F. Bowman

	/s/ BARBARA TOLLE	Treasurer	December 30, 2008
Barbara Tolle

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Exhibits List

Item #23	Description
(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant

(e)(1)(c)	Amended Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors.

(g)(1)(c)	Form of Amended Appendix A to the Custodian Agreement between the Registrant and BBH.

(h)(1)(d)	Amended Appendix A to the Fund Accounting and Administration Agreement between the Registrant and ALPS.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant, with respect to the Forward series and the Accessor Frontier Markets Fund, and ALPS.

(h)(2)(b)	Transfer Agent Services Agreement between the Advisor and ALPS Fund Services, Inc.

(h)(4)(d)	Amended Schedule I to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Progressive Real Estate Fund, the Sierra Club Stock Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Asia Ex-Japan Equities Fund, the Forward Eastern Europe Equities Fund and the Forward HITR Fund.